Segment information (Tables)	6 Months Ended
Jun. 30, 2024
Schedule of asset and income by segment
	As at June 30, 2024
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Current assets	3,545,851	6,476,204	10,022,055
Non-current assets	5,224,894	—	5,224,894
Current liabilities	5,044,864	—	5,044,864
Non-current liabilities	—	—	—
	As at December 31, 2023
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Current assets	3,897,317	7,187,988	11,085,305
Non-current assets	5,482,157	907,366	6,389,523
Current liabilities	4,565,566	—	4,565,566
Non-current liabilities	—	—	—
	For the six months ended June 30, 2024
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	12,109	(289,057)	(276,948)
Total operating expenses	5,713,717	245	5,713,962
Net (loss) income	(5,732,736)	288,812	(5,443,924)
	For the three months ended June 30, 2024
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	31,266	(135,690)	(104,424)
Total operating expenses	3,456,556	50	3,456,606
Net (loss) income	(3,488,139)	135,640	(3,352,499)
	For the six months ended June 30, 2023
	Biopharmaceutical	Strategic Investments	Consolidated
	$	$	$
Interest income	(171,303)	(287,201)	(458,504)
Total operating expenses	18,676,314	181	18,676,495
Net loss	(15,065,658)	(382,164)	(15,447,822)
	For the three months ended June 30, 2023
	Biopharmaceutical	Strategic Investments	Consolidated
	$	$	$
Interest income	(34,787)	(151,376)	(186,163)
Total operating expenses	8,831,414	106	8,831,520
Net loss	(5,243,879)	(246,414)	(5,490,293)